Basis of Presentation and General Information, Summary (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Apr. 01, 2025	Jul. 15, 2024 USD ($) $ / shares shares	Jun. 11, 2024 shares	Dec. 31, 2024 shares
Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			5,000
Number of shares issued by initial public offering (in shares)		31,250		31,250
Offering price (in dollars per share) | $ / shares		$ 160
Gross proceeds from initial public offering | $		$ 5,000
Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)				15,000
Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			1,500,000
Maui Shipping Co. [Member] | Common Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			5,000
Maui Shipping Co. [Member] | Series A Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			15,000
Maui Shipping Co. [Member] | Series B Preferred Shares [Member]
Subsidiaries in Consolidation [Abstract]
Shares issued on acquisition (in shares)			1,500,000
Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Reverse stock split ratio	0.025